T. ROWE PRICE Large-Cap Growth Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION SERVICES  12.7%
Entertainment  1.9%
Netflix (1) 440,654 312,543
Spotify Technology (1) 268,179 98,832
411,375
Interactive Media & Services  10.8%
Alphabet, Class A  7,261,561 1,204,330
Meta Platforms, Class A  2,079,787 1,190,553
2,394,883
Total Communication Services 2,806,258
CONSUMER DISCRETIONARY  12.2%
Broadline Retail  8.8%
Amazon.com (1) 8,911,769 1,660,530
Coupang (1) 7,646,876 187,731
MercadoLibre (1) 47,649 97,774
1,946,035
Hotels, Restaurants & Leisure  2.2%
Booking Holdings  77,351 325,812
Chipotle Mexican Grill (1) 2,792,817 160,922
486,734
Specialty Retail  1.2%
Ross Stores  1,764,295 265,544
265,544
Total Consumer Discretionary 2,698,313
CONSUMER STAPLES  0.3%
Consumer Staples Distribution & Retail  0.3%
Dollar General  875,942 74,078
Total Consumer Staples 74,078
ENERGY  0.5%
Energy Equipment & Services  0.5%
Schlumberger (2) 2,865,030 120,188
Total Energy 120,188
FINANCIALS  9.8%
Capital Markets  1.2%
Charles Schwab (2) 2,333,807 151,254
Tradeweb Markets, Class A (2) 1,000,930 123,785
275,039

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  8.6%
Affirm Holdings (1)(2) 467,583 19,087
Fiserv (1) 3,570,612 641,460
Mastercard, Class A  1,536,080 758,516
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 18,105
Visa, Class A  1,734,488 476,898
1,914,066
Total Financials 2,189,105
HEALTH CARE  13.6%
Biotechnology  0.9%
Argenx, ADR (1)(2) 242,016 131,192
Legend Biotech, ADR (1)(2) 1,486,918 72,457
203,649
Health Care Equipment & Supplies  4.9%
Becton Dickinson & Company  897,365 216,355
Intuitive Surgical (1) 965,779 474,458
Penumbra (1)(2) 229,544 44,603
Stryker (2) 952,907 344,247
1,079,663
Health Care Providers & Services  4.6%
Cigna Group  1,102,886 382,084
UnitedHealth Group  1,095,764 640,671
1,022,755
Life Sciences Tools & Services  0.8%
Danaher (2) 675,394 187,773
187,773
Pharmaceuticals  2.4%
Eli Lilly  612,047 542,237
542,237
Total Health Care 3,036,077
INDUSTRIALS & BUSINESS SERVICES  3.2%
Aerospace & Defense  1.3%
Boeing (1) 652,388 99,189
Howmet Aerospace  1,817,312 182,186
281,375
Machinery  1.2%
Ingersoll Rand (2) 2,671,284 262,213
262,213

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  0.7%
Equifax (2) 527,050 154,879
154,879
Total Industrials & Business Services 698,467
INFORMATION TECHNOLOGY  45.2%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(3)(4) 46,476 —
—
Electronic Equipment, Instruments & Components  1.7%
Amphenol, Class A  5,832,611 380,053
380,053
IT Services  1.1%
MongoDB (1) 107,241 28,993
Shopify, Class A (1) 2,801,923 224,546
253,539
Semiconductors & Semiconductor Equipment  11.7%
Advanced Micro Devices (1) 752,110 123,406
ASML Holding  253,680 211,379
NVIDIA  18,626,949 2,262,057
2,596,842
Software  21.5%
Adobe (1) 721,956 373,814
Atlassian, Class A (1) 824,785 130,984
Aurora Innovation (1)(2) 6,631,743 39,260
Cadence Design Systems (1) 252,085 68,323
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)
(3)(4) 20,080 22,307
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(3)(4) 25,851 4,637
Dynatrace (1)(2) 2,592,625 138,628
Fair Isaac (1) 103,386 200,933
HubSpot (1) 205,204 109,086
Intuit  1,007,550 625,688
Microsoft  6,281,357 2,702,868
ServiceNow (1) 405,927 363,057
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(3)(4) 321,182 1,336
4,780,921

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  9.2%
Apple  8,770,564 2,043,541
2,043,541
Total Information Technology 10,054,896
Total Miscellaneous Common Stocks  0.6%  (5) 133,227
Total Common Stocks (Cost $7,958,835) 21,810,609
CONVERTIBLE PREFERRED STOCKS  1.0%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $38,324 (1)(3)(4) 563,615 7,677
Total Industrials & Business Services 7,677
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(3)(4) 1,362 1,513
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(3)(4) 324 360
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(3)(4) 33 37
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(3)(4) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(3)(4) 106,424 19,088
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $22,390 (1)(3)(4) 304,686 26,620
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 8,664
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(3)
(4) 535,481 2,190
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 9,119
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)
(4) 544,536 12,372
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)
(3)(4) 390,346 1,624
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(3)(4) 320,373 1,333
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(3)(4) 5,796 24
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)
(3)(4) 742,561 3,089

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)
(3)(4) 188,785 15,141
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)
(3)(4) 14,135 1,143
Total Information Technology 102,318
MATERIALS  0.5%
Chemicals  0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,335 (1)(3)(4) 492,252 25,361
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(3)(4) 171,891 8,856
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)
(3)(4) 410,238 8,022
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $17,517 (1)(3)(4) 1,066,996 17,516
59,755
Metals & Mining  0.2%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $51,902 (1)(3)(4) 610,955 51,902
51,902
Total Materials 111,657
Total Convertible Preferred Stocks (Cost $359,722) 221,652
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 162,014,368 162,014
Total Short-Term Investments (Cost $162,014) 162,014

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 169,104,404 169,104
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 169,104
Total Securities Lending Collateral (Cost $169,104) 169,104
Total Investments in Securities  100.6%
(Cost $8,649,675) $ 22,363,379
Other Assets Less Liabilities (0.6)% (126,057)
Net Assets 100.0% $ 22,237,322
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $268,037 and represents 1.2% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 3,186++
Totals $ —# $ — $ 3,186+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 765,543  ¤  ¤ $ 331,118
Total $ 331,118^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,186 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $331,118.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Large-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $(6,871,000) for the period ended September 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,764,224 $ — $ 46,385 $ 21,810,609
Convertible Preferred Stocks — — 221,652 221,652
Short-Term Investments 162,014 — — 162,014
Securities Lending Collateral 169,104 — — 169,104
Total $ 22,095,342 $ — $ 268,037 $ 22,363,379
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 44,973 $ 1,412 $ — $ 46,385
Convertible Preferred Stocks 160,516 (8,283) 69,419 221,652
Total $ 205,489 $ (6,871) $ 69,419 $ 268,037

T. ROWE PRICE Large-Cap Growth Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1232-054Q3 09/24